NATURE OF BUSINESS (Details 2) - USD ($) $ in Thousands		1 Months Ended	9 Months Ended
	Mar. 06, 2015	Mar. 31, 2015	Sep. 30, 2015
Preferred stock
Principal amount converted			$ 5,000
6.0% Convertible promissory notes
Preferred stock
Principal amount converted		$ 5,000
Series D convertible redeemable preferred stock
Preferred stock
Cash consideration from issuance of preferred stock		$ 45,000
Subsequent events | Private Placement | Investors | Series D convertible redeemable preferred stock
Preferred stock
Aggregate consideration	$ 50,000
Cash consideration from issuance of preferred stock	45,000
Subsequent events | Conversion of convertible notes into convertible preferred stock | Investors | 6.0% Convertible promissory notes
Preferred stock
Principal amount converted	$ 5,000